Related Parties (Details Narrative) $ in Thousands					12 Months Ended
	Jan. 28, 2021 USD ($)	Feb. 21, 2020 shares	Mar. 01, 2018 USD ($) shares	Dec. 15, 2017 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 04, 2020 USD ($)	Jul. 11, 2019 USD ($)	Mar. 01, 2018 € / shares
Debt instrument, principal amount					$ 5,000
Debt interest rate					4.20%
Consulting services					$ 300	$ 200
General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party						100
Nano Us [Member]
Equity ownership percentage					51.00%
Rakuten Agreement [Member]
Annual maintenance fee payable							$ 500
Capital investment							5,000
Penalty amount payable							$ 10,000
InMotion Holdings LLC [Member] | Service Agreement [Member]
Stock issued during acquisitions, shares | shares			2,919
Shares issued, price per share | € / shares									€ 305.64
Management fee expense			$ 15,000
InMotion Holdings LLC [Member] | Operating Agreement [Member]
Equity ownership percentage		13.00%
Stock issued during acquisitions, shares | shares		2,919
Cisernos Media [Member] | Production Services Agreement [Member]
Payments for Other Fees	$ 180,000
[custom:ServicesFeesComprisedAmount]	36,000
[custom:InstallmentsAmount]	$ 12,000
Founder Note [Member]
Debt instrument, principal amount								$ 1,750
Debt interest rate								2.37%
Interest expense						$ 100
Chief Financial and Operating Officer [Member]
Debt interest rate				2.00%
Shares issued | shares				110,000
Shares issued, value				$ 100,000
Debt Instrument, Maturity Date				Dec. 15, 2027
Chief Financial and Operating Officer [Member] | InMotion Holdings LLC [Member]
Equity ownership percentage				51.00%